Consolidated statement of profit or loss - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Interest income using effective interest rate	[1]	€ 25,249
Other interest income	[1]	2,498
Total Interest income 21		27,747	€ 43,890	€ 44,182
Interest expense using effective interest rate	[1]	(11,171)
Other interest expense	[1]	(2,615)
Total interest expense 21		(13,787)	(30,243)	(30,941)
Net interest income	[1]	13,960	13,647	13,241
Fee and commission income	[1]	4,240	3,865	3,581
Fee and commission expense	[1]	(1,442)	(1,155)	(1,148)
Net fee and commission income 22	[1]	2,798	2,710	2,433
Valuation results and net trading income 22		1,227	1,512	1,545
Investment income 24	[1]	183	192	421
Share of result from associates and joint ventures 8	[1]	143	178	88
Result on disposal of group companies 25	[1]	(123)	1	1
Other income 26	[1]	136	350	173
Total income	[1]	18,324	18,590	17,902
Addition to loan loss provisions 7	[1]	656	676	974
Staff expenses 27	[1]	5,420	5,202	5,039
Other operating expenses 28	[1]	5,262	4,627	5,575
Total expenses	[1]	11,338	10,505	11,588
Result before tax from continuing operations	[1]	6,986	8,085	6,314
Taxation 38	[1]	2,116	2,539	1,705
Net result from continuing operations	[1]	4,869	5,546	4,609
Discontinued operations 29
Net result from disposal of discontinued operations	[1]	0	0	441
Total net result from discontinued operations	[1]	0	0	441
Net result attributable to Equityholders of the parent
from continuing operations	[1]	4,761	5,464	4,534
from discontinued operations	[1]	0	0	441
Net result (before non-controlling interests)	[1]	4,869	5,546	5,050
Net result attributable to Non-controlling interests	[1]	108	82	75
Net result attributable to Equityholders of the parent	[1]	4,761	5,464	4,975
Net result attributable to Non-controlling interests
Net result attributable to Non-controlling interests from continuing operations	[1]	108	82	75
Net result attributable to Non-controlling interests	[1]	€ 108	€ 82	€ 75
Earnings per ordinary share 30
Basic earnings per ordinary share	[1]	€ 1.22	€ 1.41	€ 1.28
Diluted earnings per ordinary share	[1]	1.22	1.41	1.28
Earnings per ordinary share from continuing operations 30
Basic earnings per ordinary share from continuing operations	[1]	1.22	1.41	1.17
Diluted earnings per ordinary share from continuing operations	[1]	1.22	1.41	1.17
Dividend per ordinary share 31	[1]	€ 0.68	€ 0.67	€ 0.66

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.